Summary of Significant Accounting Policies - Schedule of Previously Issued Consolidated Balance Sheet (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Previously Issued Consolidated Balance Sheet [Line Items]
Statutory reserve				$ 278,740
Retained earnings’	$ 437,966	$ 56,383	$ 3,098,374	3,098,374	$ 6,485,242	$ 3,094,506
Statutory reserve and Retained earnings				3,377,114
Previously Reported [Member]
Schedule of Previously Issued Consolidated Balance Sheet [Line Items]
Statutory reserve
Retained earnings’				3,377,114	6,763,982	3,112,446
Statutory reserve and Retained earnings				3,377,114
Revisions [Member]
Schedule of Previously Issued Consolidated Balance Sheet [Line Items]
Statutory reserve				278,740
Retained earnings’				(278,740)	$ (278,740)	$ (17,940)
Statutory reserve and Retained earnings